Segments of Business and Geographic Areas - Long Lived Assets by Geographic Area (Details) - USD ($) $ in Millions	Apr. 02, 2023	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		$ 20,858	$ 22,338
Property, plant and equipment, net (Notes 1 and 3)	$ 1,836	1,820	1,827
Intangible assets, net (including goodwill)		19,038	20,511
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		9,582	9,687
Europe, Middle East, and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		8,244	9,169
Asia-Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		2,736	3,204
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		296	278
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		$ 7,469	$ 7,527	$ 7,631